SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Warrants, Beginning balance	49,120,917	55,995,917
Weighted Average Exercise Price, Beginning balance
Weighted Average Remaining Contractual Life (In Years), Beginning balance	1 year 9 months 29 days	2 years 9 months 7 days
Number of Warrants, Beginning balance	8,000,000	3,125,000
Weighted Average Exercise Price, Beginning balance
Number of Warrants, Beginning balance	(2,959,456)	(10,000,000)
Weighted Average Exercise Price, Beginning balance
Number of Warrants, Cancelled/Forfeited	(250,000)
Weighted Average Exercise Price, Beginning balance
Number of Warrants, Beginning balance	53,911,461	49,120,917
Weighted Average Exercise Price, Intrinsic Value
Weighted Average Remaining Contractual Life (In Years), Ending balance	2 years 9 months 7 days	1 year 9 months 29 days
Number of Warrants, Intrinsic Value	$ 2,895,566	$ 3,013,010
Number of Warrants, Beginning balance	250,000
Weighted Average Exercise Price, Beginning balance
Number of Warrants, Beginning balance	$ 2,895,566	$ 3,013,010